Schedule of Investments (unaudited)	iShares® Evolved U.S. Media and Entertainment ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)	4,389	$12,728
National CineMedia Inc.	2,410	7,664
		20,392
Commercial Services — 1.4%
Graham Holdings Co., Class B	120	70,302
John Wiley & Sons Inc., Class A	509	27,573
Nielsen Holdings PLC	7,619	154,285
Viad Corp.(a)	160	7,099
		259,259
Entertainment — 7.0%
AMC Entertainment Holdings Inc., Class A(a)	1,100	38,907
Caesars Entertainment Inc.(a)	843	92,275
Churchill Downs Inc.	430	98,900
Cinemark Holdings Inc.(a)	3,110	58,468
IMAX Corp.(a)	1,920	36,192
Lions Gate Entertainment Corp., Class A(a)	4,030	52,188
Lions Gate Entertainment Corp., Class B, NVS(a)	7,597	85,998
Live Nation Entertainment Inc.(a)	2,711	274,218
Madison Square Garden Entertainment Corp.(a)	594	41,859
Madison Square Garden Sports Corp.(a)	480	90,965
Penn National Gaming Inc.(a)	607	43,461
Reading International Inc., Class A, NVS(a)	450	2,155
Scientific Games Corp./DE, Class A(a)	1,322	105,826
SeaWorld Entertainment Inc.(a)	1,190	75,565
Six Flags Entertainment Corp.(a)	1,870	76,913
Warner Music Group Corp., Class A	1,748	86,509
		1,260,399
Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	1,410	124,574

Internet — 19.7%
Alphabet Inc., Class A(a)	139	411,568
Alphabet Inc., Class C, NVS(a)	139	412,192
IAC/InterActiveCorp.(a)	1,419	216,213
Match Group Inc.(a)	1,508	227,376
Netflix Inc.(a)	1,352	933,299
Roku Inc.(a)	2,337	712,551
Twitter Inc.(a)	10,401	556,870
Vimeo Inc.(a)	2,304	77,714
		3,547,783
Leisure Time — 0.1%
Carnival Corp.(a)	471	10,437
Liberty TripAdvisor Holdings Inc., Class A(a)	871	2,692
		13,129
Lodging — 0.3%
Las Vegas Sands Corp.(a)	1,308	50,763
Marcus Corp. (The)(a)	300	5,571
		56,334
Media — 54.8%
Altice USA Inc., Class A(a)	10,572	172,324
AMC Networks Inc., Class A(a)	2,160	85,946
Cable One Inc.	162	277,216
Charter Communications Inc., Class A(a)	1,138	768,025
Comcast Corp., Class A	15,969	821,286
Discovery Inc., Class A(a)(b)	8,099	189,841
Discovery Inc., Class C, NVS(a)	17,997	406,012
DISH Network Corp., Class A(a)	9,223	378,789
Security	Shares	Value

Media (continued)
Entercom Communications Corp.(a)	6,620	$21,383
Entravision Communications Corp., Class A	1,518	12,098
EW Scripps Co. (The), Class A	4,122	76,669
Fox Corp., Class A, NVS	23,121	918,828
Fox Corp., Class B	11,160	412,474
Gannett Co. Inc.(a)	2,169	12,580
Gray Television Inc.	5,738	134,499
Hemisphere Media Group Inc.(a)	1,030	11,381
Iheartmedia Inc., Class A(a)	1,827	35,407
Liberty Broadband Corp., Class A(a)	767	123,311
Liberty Broadband Corp., Class C, NVS(a)	4,572	742,721
Liberty Global PLC, Class A(a)	3,110	89,381
Liberty Global PLC, Class C, NVS(a)	9,440	272,250
Liberty Latin America Ltd., Class A(a)	388	4,664
Liberty Latin America Ltd., Class C, NVS(a)	2,280	27,428
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	720	35,842
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	827	40,788
Meredith Corp.(a)	1,900	110,656
New York Times Co. (The), Class A	5,280	288,235
News Corp., Class A, NVS	14,599	334,317
News Corp., Class B	4,320	97,459
Nexstar Media Group Inc., Class A.	3,047	456,837
Saga Communications Inc., Class A	270	5,983
Scholastic Corp.	540	19,543
Sinclair Broadcast Group Inc., Class A	3,629	94,826
Sirius XM Holdings Inc.	37,721	229,721
TEGNA Inc.	14,708	289,159
ViacomCBS Inc., Class A	329	12,808
ViacomCBS Inc., Class B, NVS	21,652	784,235
Walt Disney Co. (The)(a)	5,379	909,427
World Wrestling Entertainment Inc., Class A	2,722	166,287
		9,870,636
Real Estate Investment Trusts — 1.1%
Lamar Advertising Co., Class A	1,150	130,180
Ryman Hospitality Properties Inc.(a)	802	68,603
		198,783
Retail — 0.8%
Qurate Retail Inc. Series A	13,517	141,118

Software — 10.2%
Activision Blizzard Inc.	7,871	615,434
Daily Journal Corp.(a)	20	6,864
Electronic Arts Inc.	4,569	640,802
Take-Two Interactive Software Inc.(a)	2,432	440,192
Xperi Holding Corp.	1,069	19,157
Zynga Inc., Class A(a)	14,219	104,936
		1,827,385
Telecommunications — 0.5%
AT&T Inc.	1,969	49,737
Harmonic Inc.(a)(b)	1,160	10,521
Shenandoah Telecommunications Co.	752	20,785
		81,043
Toys, Games & Hobbies — 2.7%
Hasbro Inc.	4,098	392,424
Mattel Inc.(a)	4,571	99,694
		492,118
Total Common Stocks — 99.4%
(Cost: $16,366,879)		17,892,953

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Media and Entertainment ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	199,632	$199,731
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	108,000	108,000
		307,731
Total Short-Term Investments — 1.7%
(Cost: $307,720)		307,731

Total Investments in Securities — 101.1%
(Cost: $16,674,599)		18,200,684

Other Assets, Less Liabilities — (1.1)%		(191,532)

Net Assets — 100.0%		$18,009,152

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$924,521	$—	$(724,790	)(a)	$—	$—	$199,731	199,632	$282	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,000	—	(10,000	)(a)	—	—	108,000	108,000	2		—
					$—	$—	$307,731		$284		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Media and Entertainment ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,892,953	$—	$—	$17,892,953
Money Market Funds	307,731	—	—	307,731
	$18,200,684	$—	$—	$18,200,684

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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